Dividends and Other Appropriations - Summary of Detailed Information About Dividends (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Dividends [Line Items]
GBP per share	£ 190.0	£ 174.6	£ 155.9
Ordinary shares	£ 4,347,000,000	£ 3,465,000,000	£ 2,910,000,000
2018 paid 15 November 2018
Disclosure Of Dividends [Line Items]
GBP per share	£ 48.8
Ordinary shares	£ 1,114,000,000
2018 paid 8 August 2018
Disclosure Of Dividends [Line Items]
GBP per share	£ 48.8
Ordinary shares	£ 1,118,000,000
2018 paid 9 May 2018
Disclosure Of Dividends [Line Items]
GBP per share	£ 48.8
Ordinary shares	£ 1,111,000,000
2017 paid 8 February 2018
Disclosure Of Dividends [Line Items]
GBP per share	£ 43.6
Ordinary shares	£ 1,004,000,000
2017 paid 28 September 2018
Disclosure Of Dividends [Line Items]
GBP per share		£ 56.5
Ordinary shares		£ 1,284,000,000
2016 paid 28 September 2016
Disclosure Of Dividends [Line Items]
GBP per share			£ 51.3
Ordinary shares			£ 961,000,000
2016 paid 4 May 2017
Disclosure Of Dividends [Line Items]
GBP per share		£ 118.1
Ordinary shares		£ 2,181,000,000
2015 paid 5 May 2016
Disclosure Of Dividends [Line Items]
GBP per share			£ 104.6
Ordinary shares			£ 1,949,000,000